Business segment reporting	12 Months Ended
Dec. 31, 2024
Business Segment Reporting
Business segment reporting

44.	Business segment reporting

In accordance with IFRS 8, an operating segment is defined as a component of an entity:

(a)	That engages in activities from which it can generate income and incur expenses (including income and expenses arising from transactions with other components of the same entity);
(b)	Whose operational results are regularly reviewed by the entity’s chief decision-maker responsible for operational decisions regarding the allocation of resources to the segment and assessment of its performance; and
(c)	For which separate financial information is available.

Based on these guidelines, the Bank has identified the following reportable operating segments:

• Commercial Bank

• Global Wholesale Bank (SCIB)

The Bank operates across two segments: the Commercial Segment, catering to both individual and corporate clients (excluding global corporate clients, who are served in the Global Wholesale Banking Segment), and the Global Wholesale Banking Segment, which encompasses Investment Banking and Markets operations, including the Treasury and Equity Business Departments.

The Bank operates both in Brazil and internationally through its branches in Cayman and Luxembourg, as well as its subsidiary in Spain, serving Brazilian clients. Accordingly, it does not present geographical segmentation.

The Income Statements and other relevant data are as follows:

Thousand of Reais	2024
(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total
NET INTEREST INCOME	51,563,173	5,115,387	56,678,560
Equity instrument income	5,109	78,538	83,647
Income from companies accounted for by the equity method	259,321	53,665	312,986
Net fee and commission income	14,943,536	2,261,673	17,205,209
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,487,662)	1,616,667	129,005
Other operating expense (net)	(479,848)	(172,273)	(652,121)
TOTAL INCOME	64,803,629	8,953,657	73,757,286
Personnel expenses	(10,534,033)	(1,063,963)	(11,597,996)
Other administrative expenses	(7,835,919)	(982,589)	(8,818,508)
Depreciation and amortization	(2,599,134)	(131,884)	(2,731,018)
Provisions (net)	(4,582,750)	(12,488)	(4,595,238)
Impairment losses on financial assets (net)	(28,450,756)	(33,274)	(28,484,030)
Impairment losses on non-financial assets (net)	(252,550)	63	(252,487)
Other non-financial gains (losses)	1,912,219	—	1,912,219
OPERATING PROFIT BEFORE TAX (1)	12,460,706	6,729,522	19,190,228
Currency Hedge(1)	664,616	—	664,616
ADJUSTED OPERATING INCOME BEFORE TAX (1)	13,125,322	6,729,522	19,854,844

Thousand of Reais
	2023
(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total
NET INTEREST INCOME	44,651,967	2,232,067	46,884,034
Equity instrument income	3,514	18,665	22,179
Income from companies accounted for by the equity method	184,889	54,347	239,236
Net fee and commission income	13,269,837	2,370,128	15,639,965
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,125,430)	4,920,116	3,794,686
Other operating expense (net)	(595,993)	(119,797)	(715,790)
TOTAL INCOME	56,388,784	9,475,526	65,864,310
Personnel expenses	(9,753,972)	(1,059,954)	(10,813,926)
Other administrative expenses	(7,866,949)	(881,766)	(8,748,715)
Depreciation and amortization	(2,621,353)	(119,597)	(2,740,950)
Provisions (net)	(4,404,408)	(20,004)	(4,424,412)
Impairment losses on financial assets (net)	(26,582,759)	(1,425,327)	(28,008,086)
Impairment losses on non-financial assets (net)	(250,044)	(129)	(250,173)
Other non-financial gains (losses)	1,043,603	—	1,043,603
OPERATING PROFIT BEFORE TAX (1)	5,952,902	5,968,749	11,921,651
Currency Hedge(1)	(163,165)	—	(163,165)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	5,789,737	5,968,749	11,758,486

Thousand of Reais	2022

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	45,617,896	1,885,281	47,503,177
Equity instrument income	11,239	26,834	38,073
Income from companies accounted for by the equity method	147,676	51,503	199,179
Net fee and commission income	12,538,806	2,337,074	14,875,880
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(360,383)	5,059,609	4,699,226
Other operating expense (net)	(718,459)	(122,543)	(841,002)
TOTAL INCOME	57,236,775	9,237,758	66,474,533
Personnel expenses	(8,985,721)	(911,274)	(9,896,995)
Other administrative expenses	(7,571,376)	(771,742)	(8,343,118)
Depreciation and amortization	(2,479,643)	(105,859)	(2,585,502)
Provisions (net)	(1,207,531)	(7,959)	(1,215,490)
Impairment losses on financial assets (net)	(23,682,848)	(1,145,901)	(24,828,749)
Impairment losses on non-financial assets (net)	(160,479)	(955)	(161,434)
Other non-financial gains (losses)	131,482	—	131,482
OPERATING PROFIT BEFORE TAX (1)	13,280,659	6,294,068	19,574,727
Currency Hedge(1)	(129,406)	—	(129,406)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	13,151,253	6,294,068	19,445,321
(1)	Includes, within the Commercial Bank, the foreign exchange hedge of the dollar investment (a strategy to mitigate the tax effects and exchange rate fluctuations of offshore investments on net income), with its result recorded in 'Gains (losses) on financial assets and liabilities,' fully offset in the Tax line.

	2024
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	1,143,663,122	95,133,688	1,238,796,810
Loans and advances to customers	484,849,401	81,240,513	566,089,914
Customer deposits	446,780,888	158,287,275	605,068,163

	2023
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	1,010,503,261	105,149,515	1,115,652,776
Loans and advances to customers	445,085,759	72,891,376	517,977,135
Customer deposits	425,724,599	157,495,977	583,220,576